Summary of Stock Option Activity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Shares, Outstanding at beginning balance	927,592	907,485
Shares, Granted		50,228
Shares, Exercised		(21,870)
Shares, Expired/cancelled	(2,886)	(8,251)
Shares, Outstanding at ending balance	924,706	927,592
Shares, Expected to vest	265,647	312,547
Shares, Options exercisable	659,059	615,045
Weighted Average Exercise Price, Outstanding at beginning balance	$ 1.70	$ 1.66
Weighted average exercise price, Granted		1.80
Weighted average exercise price, Exercised		0.87
Weighted Average Exercise Price, Expired/cancelled	2.11	1.24
Weighted Average Exercise Price, Outstanding at ending balance	1.70	1.70
Weighted Average Exercise Price, Expected to vest	1.81	1.82
Weighted Average Exercise Price, Options exercisable	$ 1.65	$ 1.63
Weighted average remaining contractual term, outstanding	7 years 2 months 27 days	7 years 5 months 23 days
Weighted average remaining contractual term, expected to vest	8 years 5 months 12 days	8 years 7 months 6 days
Weighted average remaining contractual term, options exercisable	6 years 9 months	6 years 11 months 1 day
Aggregate intrinsic value, outstanding beginning balance	$ 1,030,217	$ 135,711
Aggregate intrinsic value, outstanding ending balance	3,056,035	1,030,217
Aggregate intrinsic value, expected to vest	848,613	308,767
Aggregate Intrinsic Value, Options exercisable	$ 2,207,422	$ 721,451